Debt - Additional Information (Detail) (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended					12 Months Ended						12 Months Ended						1 Months Ended	12 Months Ended									12 Months Ended									12 Months Ended					12 Months Ended					12 Months Ended							12 Months Ended									12 Months Ended	1 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Revolving Credit Facility	Dec. 31, 2012 Performance Bonds	Dec. 31, 2012 6% senior convertible notes due 2029	Dec. 31, 2011 6% senior convertible notes due 2029	Dec. 31, 2012 UAL 8% Contingent Senior Notes	Dec. 31, 2011 UAL 8% Contingent Senior Notes	Jun. 30, 2012 UAL 8% Contingent Senior Notes	Dec. 31, 2012 United Air Lines 8% Senior Notes Due 2024	Dec. 31, 2012 UAL 6% Senior Convertible Notes	Dec. 31, 2011 UAL 6% Senior Convertible Notes	Dec. 31, 2010 UAL 6% Senior Convertible Notes	Dec. 31, 2012 United Air Lines 6% Senior Notes Due 2026	Dec. 31, 2012 United Air Lines 6% Senior Notes Due 2028	Dec. 31, 2012 8% Convertible Notes	Oct. 31, 2012 Class A Pass Through Certificates and Class B Pass Through Certificates	Dec. 31, 2012 Class C Pass Through Certificates	Feb. 01, 2013 Subsequent Event Settlement of Debt 9.875% Senior Notes Due 2013	Feb. 01, 2013 Subsequent Event Settlement of Debt 12% Second Lien Due 2013	Dec. 31, 2012 Base Rate Loans	Dec. 31, 2012 LIBOR	Dec. 31, 2012 Debtor Optional Redemption Period 6% senior convertible notes due 2029	Dec. 31, 2012 Holder Optional Redemption Period 1 6% senior convertible notes due 2029	Dec. 31, 2012 Holder Optional Redemption Period 2 6% senior convertible notes due 2029	Dec. 31, 2012 Holder Optional Redemption Period 3 6% senior convertible notes due 2029	Dec. 31, 2012 United Airlines, Inc.	Dec. 31, 2011 United Airlines, Inc.	Dec. 31, 2010 United Airlines, Inc.	Dec. 31, 2012 United Airlines, Inc. Letter of Credit	Dec. 31, 2012 United Airlines, Inc. Letter of Credit and Performance Bonds	Dec. 31, 2012 United Airlines, Inc. Convertible Debt Derivative Asset	Dec. 31, 2011 United Airlines, Inc. Convertible Debt Derivative Asset	Dec. 31, 2012 United Airlines, Inc. Convertible Debt Option Liability	Dec. 31, 2011 United Airlines, Inc. Convertible Debt Option Liability	Dec. 31, 2012 United Airlines, Inc. UAL 8% Contingent Senior Notes	Dec. 31, 2011 United Airlines, Inc. UAL 8% Contingent Senior Notes	Dec. 31, 2012 United Airlines, Inc. Pass Through Certificates	Mar. 31, 2012 United Airlines, Inc. Pass Through Certificates	Dec. 31, 2012 United Airlines, Inc. 4.50% Senior Note	Dec. 31, 2012 United Airlines, Inc. UAL 6% Senior Convertible Notes	Dec. 31, 2011 United Airlines, Inc. UAL 6% Senior Convertible Notes	Dec. 31, 2010 United Airlines, Inc. UAL 6% Senior Convertible Notes	Oct. 31, 2012 United Airlines, Inc. Class A Pass Through Certificates	Oct. 31, 2012 United Airlines, Inc. Class B Pass Through Certificates	Dec. 31, 2012 United Airlines, Inc. Class A Pass Through Certificates and Class B Pass Through Certificates	Dec. 31, 2012 United Airlines, Inc. Class C Pass Through Certificates	Dec. 31, 2012 United Airlines, Inc. EETCs Secured by Spare Parts Inventory	Dec. 31, 2012 United Airlines, Inc. EETCs Secured by Spare Parts Inventory Series One	Dec. 31, 2012 United Airlines, Inc. EETCs Secured by Spare Parts Inventory Other Series	Dec. 31, 2012 United Airlines, Inc. Base Rate Loans Amended Credit Facility	Dec. 31, 2012 United Airlines, Inc. LIBOR Amended Credit Facility	Dec. 31, 2012 United Airlines, Inc. Secured Debt Amended credit facility, LIBOR plus 2.0%, due 2014	Dec. 31, 2011 United Airlines, Inc. Secured Debt Amended credit facility, LIBOR plus 2.0%, due 2014	Dec. 31, 2012 United Airlines, Inc. Secured Debt 9.875% Senior Notes Due 2013	Dec. 31, 2011 United Airlines, Inc. Secured Debt 9.875% Senior Notes Due 2013	Dec. 31, 2012 United Airlines, Inc. Secured Debt 12% Second Lien Due 2013	Dec. 31, 2011 United Airlines, Inc. Secured Debt 12% Second Lien Due 2013	Dec. 31, 2012 United Airlines, Inc. Secured Debt 6.75% senior secured notes due 2015	Dec. 31, 2011 United Airlines, Inc. Secured Debt 6.75% senior secured notes due 2015	Aug. 31, 2010 United Airlines, Inc. Secured Debt 6.75% senior secured notes due 2015	Dec. 31, 2012 United Airlines, Inc. Unsecured Debt 6% convertible junior subordinated debentures due 2030	Jun. 30, 2011 United Airlines, Inc. Unsecured Debt UAL 4.5% Senior Limited-Subordination Convertible Notes	Dec. 31, 2012 United Airlines, Inc. Unsecured Debt United Air Lines 8% Senior Notes Due 2024	Dec. 31, 2012 United Airlines, Inc. Unsecured Debt 4.5% convertible notes due 2015	Dec. 31, 2012 United Airlines, Inc. Unsecured Debt United Five Percentage Convertible Notes	Dec. 31, 2012 United Airlines, Inc. Adjusted For Embedded Conversion Options		Dec. 31, 2011 United Airlines, Inc. Adjusted For Embedded Conversion Options
Debt Instrument [Line Items]
Line of credit maximum borrowing capacity				$ 500
Line of credit expiration date				Jan. 30, 2015
Commitment fee				0.50%
Debt instrument, basis spread on variable rate																						3.25%	4.25%																											0.35%	3.125%	1.00%	2.00%	2.00%	2.00%
Debt instrument convertible effective interest rate						6.00%	6.00%	8.00%	8.00%			6.00%	6.00%	6.00%																							8.00%	8.00%				6.00%	6.00%	6.00%																			6.00%		8.00%	4.50%	5.00%
Debt instrument maturity year						2029	2029				2024	2031			2026	2028				2013	2013																																	2014	2014	2013	2013	2013	2013	2015	2015	2015	2030		2024	2015	2023
Conversion price						$ 8.69																																			$ 32.64																									$ 18.93
Senior convertible notes redemption date																								Oct. 15, 2014	Oct. 15, 2014	Oct. 15, 2019	Oct. 15, 2024
Repurchased debt																																																																570
Aggregate principal amount issued								188	125		400	652			326	326				400	200																			892					712	132		425															248	726
Senior convertible notes Optional purchase date																																																																Jun. 30, 2016
Debt Instrument conversion percentage																																																																125.00%
Number of consecutive trading days																																																																60 days
Debt extinguishment charge	309
Long term debt	12,404																212											12,059											5,900
Debt instrument convertible effective interest rate									8.00%											9.875%	12.00%																								4.00%	5.50%		6.125%								9.875%	9.875%	12.00%	12.00%	6.75%	6.75%	6.75%
Debt instrument, fair value									88
Present Value of obligation recorded as liability										48
Issuance of senior notes equal tranches										62.5
Long-term Debt, Gross						345	345																					12,059	11,562																									1,201	1,219					800	800	800			400
Debt instrument, maturity date																																																						Feb. 01, 2014									Nov. 15, 2030
Semi-annual payments of principal																																																						9
Credit facility outstanding amount																															77	367
Credit facility expiration year					2016
Proceeds from issuance of long-term debt	1,121	152	2,086															844	425									1,121	152	2,086									892								293	278
Notes outstanding total																																																	304
Long-term debt, net	10,440	10,496																										10,038	10,087																																							10,095	[1]	10,151	[1]
Difference in long term debt noncurrent																												57	64
Convertible debt derivative asset																																	268	193
Convertible debt option liability																																			128	95
Convertible preferred securities, outstanding																																																															5
Liquidation value per preferred security																																																															$ 50
Conversion rate per share of common stock																																																															$ 57.14
Conversion rate per share of preferred security																																																															$ 0.875
Preferred securities liquidation value																												$ 248

[1]	As further described below under "Convertible Debt Securities," there is a basis difference between UAL and United debt values, because we were required to apply different accounting methodologies. The United debt presented above does not agree to United's balance sheet by the amount of this adjustment.